Intangible Assets - Narrative (Details) - Auction 103 $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) license
Indefinite-lived Intangible Assets [Line Items]
Licenses won | license	237
Total winning bid | $	$ 146